INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	$ 208,220
Balance, end of year	398,096	$ 208,220
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	321,066	310,912
Exchange rate differences	(6,531)	(2,192)
Additions	8,750	4,966
Business combinations	214,751	12,464
Disposals	(28,013)	(5,084)
Balance, end of year	510,023	321,066
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(112,846)	(86,412)
Exchange rate differences	(1,695)	(476)
Additions	28,249	31,994
Disposals	(27,473)	(5,084)
Balance, end of year	(111,927)	(112,846)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	9,811
Balance, end of year	11,780	9,811
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	24,687	24,095
Exchange rate differences	(50)	(25)
Additions	8,750	4,966
Business combinations	0	735
Disposals	(1,199)	(5,084)
Balance, end of year	32,188	24,687
Software | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(14,876)	(14,446)
Exchange rate differences	2	(8)
Additions	6,189	5,522
Disposals	(659)	(5,084)
Balance, end of year	(20,408)	(14,876)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	6,581
Balance, end of year	11,044	6,581
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	36,367	36,639
Exchange rate differences	(1,262)	(272)
Additions	0	0
Business combinations	7,654	0
Disposals	(19,570)	0
Balance, end of year	23,189	36,367
Trademarks | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(29,786)	(20,636)
Exchange rate differences	(585)	(170)
Additions	2,514	9,320
Disposals	(19,570)	0
Balance, end of year	(12,145)	(29,786)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	21,885
Balance, end of year	41,224	21,885
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	47,966	48,340
Exchange rate differences	(1,341)	(374)
Additions	0	0
Business combinations	29,169	0
Disposals	(2,393)	0
Balance, end of year	73,401	47,966
Customer relationships | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(26,081)	(17,195)
Exchange rate differences	(800)	(256)
Additions	9,289	9,142
Disposals	(2,393)	0
Balance, end of year	(32,177)	(26,081)
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	13,231
Balance, end of year	88,308	13,231
Technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	53,192	46,818
Exchange rate differences	(548)	(166)
Additions	0	0
Business combinations	85,684	6,540
Disposals	(4,851)	0
Balance, end of year	133,477	53,192
Technology | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(39,961)	(32,033)
Exchange rate differences	(198)	(21)
Additions	10,257	7,949
Disposals	(4,851)	0
Balance, end of year	(45,169)	(39,961)
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0
Balance, end of year	0	0
Others | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	2,142	2,159
Exchange rate differences	(114)	(17)
Additions	0	0
Business combinations	0	0
Disposals	0	0
Balance, end of year	2,028	2,142
Others | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(2,142)	(2,102)
Exchange rate differences	(114)	(21)
Additions	0	61
Disposals	0	0
Balance, end of year	(2,028)	(2,142)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	156,712
Balance, end of year	245,740	156,712
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	156,712	152,861
Exchange rate differences	(3,216)	(1,338)
Additions	0	0
Business combinations	92,244	5,189
Disposals	0	0
Balance, end of year	245,740	156,712
Goodwill | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0	0
Exchange rate differences	0
Additions	0	0
Disposals	0	0
Balance, end of year	$ (0)	$ 0